SIGNIFICANT ACCOUNTING POLICIES (Schedule of condensed interim consolidated statement of profit or loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 3,401	$ 2,496	$ 1,558
Financial expense	2,117	1,252	896
Net loss	$ (1,057)	$ (22,149)	$ (18,885)
Total Basic and diluted net loss per share	$ (0.04)	$ (0.95)	$ (0.86)
As Reported [Member]
Statement Line Items [Line Items]
Revenues	$ 3,401
Financial expense	2,117
Net loss	$ (1,057)
Total Basic and diluted net loss per share	$ (0.04)
Adjustments [Member]
Statement Line Items [Line Items]
Revenues	$ (44)
Financial expense	164
Net loss	$ 120
Total Basic and diluted net loss per share	$ (0.0)
Amounts without adoption of IFRS 15 [Member]
Statement Line Items [Line Items]
Revenues	$ 3,357
Financial expense	1,953
Net loss	$ (937)
Total Basic and diluted net loss per share	$ (0.04)